21. Discontinued operations (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	$ 143,014	$ 0
Labilities associated with assets held for sale	(129,161)	$ 0
Net assets held for sale	13,853
Deferred income tax liabilities
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale	6,282
Compensation and employee benefits liabilities
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale	(4,411)
Provisions
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale	(131,032)
Property, plant and equipment
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	116,923
Inventories
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	$ 26,091